Segment Information - Summary of Assets and Liabilities Per Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	€ 3,469	€ 4,074	€ 3,402
Assets held for sale	0	432
Investments	293,716	266,382
Investments in joint ventures	1,503	1,430	1,430
Investments in associates	3,122	2,906	€ 165
Reinsurance contract assets	16,021	16,608
Insurance contract assets	125	185
Deferred expenses	490	447
Other assets	8,944	9,118
Total assets	327,390	301,581
Liabilities
Reinsurance contract liabilities	303	608
Insurance contract liabilities	188,359	177,446
Liabilities held for sale / disposal groups	0	389
Other liabilities	15,414	16,723
Total liabilities	318,077	292,026
With Discretionary Participating Features [member]
Liabilities
Investment contracts	22,332	21,594
Without Discretionary Participating Features [member]
Liabilities
Investment contracts	91,669	75,266
Americas [member]
Assets
Cash and cash equivalents	1,049	1,042
Investments	173,726	161,715
Reinsurance contract assets	15,968	16,563
Insurance contract assets	122	181
Deferred expenses	473	428
Other assets	6,622	6,486
Total assets	197,960	186,415
Liabilities
Reinsurance contract liabilities	90	396
Insurance contract liabilities	142,996	136,116
Other liabilities	10,318	11,257
Total liabilities	194,131	182,950
Americas [member] | Without Discretionary Participating Features [member]
Liabilities
Investment contracts	40,728	35,181
United Kingdom [member]
Assets
Cash and cash equivalents	231	200
Assets held for sale		432
Investments	118,218	102,795
Reinsurance contract assets	3	2
Deferred expenses	17	19
Other assets	1,585	1,818
Total assets	120,054	105,265
Liabilities
Reinsurance contract liabilities	5
Insurance contract liabilities	44,339	40,329
Liabilities held for sale / disposal groups		389
Other liabilities	988	1,418
Total liabilities	118,605	103,815
United Kingdom [member] | With Discretionary Participating Features [member]
Liabilities
Investment contracts	22,332	21,594
United Kingdom [member] | Without Discretionary Participating Features [member]
Liabilities
Investment contracts	50,942	40,085
Asset management [member]
Assets
Cash and cash equivalents	162	246
Investments	162	176
Investments in joint ventures	483	397
Investments in associates	289	279
Other assets	438	359
Total assets	1,534	1,457
Liabilities
Other liabilities	378	397
Total liabilities	378	397
Holding and other activities [member]
Assets
Cash and cash equivalents	1,917	2,479
Investments	11	18
Investments in associates	2,833	2,622
Other assets	8,251	8,095
Total assets	13,011	13,215
Liabilities
Other liabilities	3,698	3,660
Total liabilities	3,698	3,660
International [member]
Assets
Cash and cash equivalents	110	106
Investments	1,599	1,678
Investments in joint ventures	1,020	1,034
Investments in associates		5
Reinsurance contract assets	5,183	5,656
Insurance contract assets	3	3
Other assets	163	183
Total assets	8,078	8,664
Liabilities
Reinsurance contract liabilities	208	211
Insurance contract liabilities	6,243	6,628
Other liabilities	226	219
Total liabilities	6,676	7,058
Eliminations [member]
Assets
Reinsurance contract assets	(5,133)	(5,613)
Other assets	(8,114)	(7,823)
Total assets	(13,247)	(13,436)
Liabilities
Insurance contract liabilities	(5,219)	(5,626)
Other liabilities	(192)	(228)
Total liabilities	€ (5,411)	€ (5,854)